Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Detailed information on intangible assets
Research and development expense	€ 57,184	€ 55,418	€ 112,944	€ 105,091
Depreciation and amortisation expense	€ 406,064	€ 422,016	817,669	836,182
Capitalized development costs
Detailed information on intangible assets
Depreciation and amortisation expense			€ 4,856	€ 4,150